Long-Term Investments (Details)												1 Months Ended					6 Months Ended				12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 06, 2022	Jun. 13, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	May 31, 2019	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)
Long-Term Investments [Line Items]
Cash consideration																	$ 4,472,423							$ 4,342,117
Gain or loss on investment																	47,467	$ 84,295
Paid consideration | ¥			¥ 40,000,000
Payment for nvestment (in Yuan Renminbi)																		(706,861)					¥ 10,000,000
Cash consideration (in Yuan Renminbi) | ¥																										¥ 200,000,000							¥ 90,000
Suzhou Investment [Member]
Long-Term Investments [Line Items]
Cash consideration																															$ 118,655	¥ 850,000
Jiazhong [Member]
Long-Term Investments [Line Items]
Gain or loss on investment																	48,036	84,988
Paid consideration																						$ 1,395,946	10,000,000
Investment in Xingshuizhixing [Member]
Long-Term Investments [Line Items]
Invest amount																												$ 1,116,757	¥ 8,000,000
Jinshuibanlv [Member]
Long-Term Investments [Line Items]
Equity interest percentage																												4.00%	4.00%
Full impairment																			$ 1,129,800
Yinzhirun [Member]
Long-Term Investments [Line Items]
Cash consideration										$ 279,189	¥ 2,000,000
Cheyi [Member]
Long-Term Investments [Line Items]
Equity interest percentage																											0.50%
Collection of account receivables						$ 221,637	¥ 1,587,719
Membership service amount (in Yuan Renminbi) | ¥																											¥ 1,500,000
Yunshang E-commerce[Member]
Long-Term Investments [Line Items]
Cash consideration														$ 418,784	¥ 3,000,000
Outu [Member]
Long-Term Investments [Line Items]
Paid consideration	$ 69,797	¥ 500,000
Full impairment																				$ 74,337
Qianshier [Member]
Long-Term Investments [Line Items]
Full impairment																				74,337
Collection of account receivables																						$ 69,797	¥ 500,000
Yueteng [Member]
Long-Term Investments [Line Items]
Full impairment																				74,337
Collection of account receivables												$ 69,797	¥ 500,000
Funeng [Member]
Long-Term Investments [Line Items]
Paid consideration				$ 37,691	¥ 270,000
Full impairment																			38,131
Cash consideration | ¥																¥ 570,000
Jiamenkou [Member]
Long-Term Investments [Line Items]
Full impairment																				74,337
Suzhou Investment [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																															17.00%	17.00%
Cash consideration																	37,203							37,076
Gain or loss on investment																	$ 569	$ 693
Jiazhong [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding				33.00%	33.00%												33.00%					33.00%	33.00%
Cash consideration																	$ 1,987,050							1,902,381
Zhongfei [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding						3.00%	3.00%
Cash consideration																	418,784							410,998
Equity interest percentage																											3.00%
Full impairment																			$ 282,450	446,025
Collection of account receivables						$ 418,784	¥ 3,000,000
Customized service amount (in Yuan Renminbi) | ¥																											¥ 3,000,000
Yinzhirun [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding										0.45%	0.45%
Cash consideration																	279,189							273,999
Cheyi [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding						0.50%	0.50%
Cheyi Tongcheng [Member]
Long-Term Investments [Line Items]
Full impairment																				$ 236,053
Wanchang [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding								11.11%	11.11%																0.64%
Paid consideration | ¥																							¥ 500,000
Cash consideration								$ 69,797	¥ 500,000
Outu [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding														15.00%	15.00%
Cash consideration																	69,797							68,500
Qianshier [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding				5.00%	5.00%																	5.00%	5.00%
Cash consideration																	69,797							68,500
Jiamenkou [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding												5.00%	5.00%
Cash consideration																	69,797							68,500
Collection of account receivables												$ 69,797	¥ 500,000
Yueteng [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding												5.00%	5.00%
Cash consideration																	69,797							68,500
Funeng [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																19.00%
Cash consideration																	$ 37,691							$ 36,990
Investment in Car Service [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																														0.98%			1.50%
Full impairment																					$ 27,900